As filed with the Securities and Exchange Commission on June 9, 2004

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan St.
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Eric M. Banhazl
Advisors Series Trust
2020 East Financial Way, Suite 100
Glendora, CA 91741

(Name and address of agent for service)

(414) 765-5340
Registrant's telephone number, including area code

Date of fiscal year end: March 31, 2004

Date of reporting period: March 31, 2004

Item 1. Report to Stockholders.

McINTYRE, FREEDMAN & FLYNN
INVESTMENT ADVISERS, INC.

McIntyre Global Equity Fund

A no-load growth fund

Annual Report
March 31, 2004

May 21, 2004

Dear Fellow Shareholders:

Since I last wrote to you some six months ago many things have changed and from an investor’s point of view, mostly for the better. Six months ago there were still many economists and other forecasters who did not see how the economy would recover and start to produce jobs. In fact, the fear was that the economy was entering a Japanese style era of deflation.

Today those worries have been washed away. The economy over the past twelve months has enjoyed its fastest growth rate since early in 1984 when Ronald Reagan was President and running for reelection. The good news does not stop there as the need to increase production has led to an increase in payrolls and in capital investment by the private sector. The silly notion that this was a jobless recovery has now been discarded.

At the same time, the level of interest rates remains very low by any historical standard. While some increases in the future are to be expected with a faster growing economy, there is no likelihood in my opinion that the Federal Reserve Board will be anything but accommodative to this economic recovery. This recovery is not only producing jobs, but also profits as well. The level of efficiency and profitability of our corporate sector has seldom been this high and all you have to do to get an appreciation of this is to review the earnings reports from many of the Fund’s holdings. Citigroup, for instance, just might be the most profitable company ever in the world. With the economic cycle turning up globally, they should continue to increase their outstanding and consistent performance.

The Fund has had much success in recovering since the market turned up in October of 2002. In fact, the Fund was awarded a 2003 Lipper Performance Achievement Certificate* for being the top performing Global Fund among 332 funds for the one-year period ended 12/31/03 (based on fund total returns). This is certainly a nice achievement, but I understand as the Fund’s largest shareholder that we still have a long way to go and the portfolio management required to accomplish this is always paramount on my mind.

In my last letter to you six months ago, I mentioned the Fund’s large tax loss carry forward could be used to offset gains and to be used in the increasingly highly volatile markets to side step temporary price declines without incurring a tax liability. We have successfully used this tactic when it has been in the best interests of the shareholders. At the same time, the bulk of the Fund remains invested based upon a multi year outlook of a growing global economy.

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The prospects for growth over the next year look better than in several years. The problems that the market is facing today include the ongoing war on terrorism, the upcoming presidential election and its potential impact on tax and spending policies and, of course, the current concerns that inflation may suddenly spark a comeback which is fueled by today’s high price of oil.

While there will always be reasons to be cautious, the factors overall seem to favor continued growth and reasonable markets in which to select holdings. The tax law changes of last year have served to lower the capital gains tax as well as the dividend tax has sparked several of our holdings to either boost their dividend dramatically, as in the case of Citigroup, or to initiate a dividend, as in the case of Cendant. This is a powerfully positive development for stock market investors today and into the future. It is also good economic policy and I look for many other companies, especially in the technology sector, to soon join in this trend.

Finally, as I always like to remind my fellow shareholders, I have never sold one share in the seven years of managing this Fund. Since I last wrote to you, I have personally added substantially to my Fund holdings. I hope that you too will join me in participating in the rebound I expect in the value of the Fund’s holdings as the concerns of today are eventually put aside. I am thankful for your continued confidence in our firm and offer any of you our online weekly commentary on the markets and our holdings. Simply contact us at
info@mcintyreinvestments.net.

Sincerely,

Thomas P. McIntyre, CFA
Portfolio Manager

The above discussion is based on the opinions of Thomas P. McIntyre, given the current economic environment and is not intended to be a forecast of future events, a guarantee of future results, nor investment advice.

The Fund invests in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods. The Fund is non-diversified and is therefore more exposed to individual stock market volatility than a diversified fund.

  Lipper Fund Awards are not intended to predict future results and Lipper does not guarantee the accuracy of this information. Lipper is a leading global mutual fund research firm.
Investors must consult their tax advisor or legal counsel for advice and information concerning their particular situation. Neither the Fund nor any of its representatives may give legal or tax advice. Mutual Fund investing involves risk; principal loss is possible.

This material must be preceded or accompanied by a prospectus. (05/04)

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Comparison of the change in value of a $10,000 investment in the McIntyre Global Equity Fund vs the Morgan Stanley Capital International (MSCI) World Index, and the Lipper Global Fund Index

Average Annual Total Return	One Year Return	Five Year Return	Annualized Return Since Inception

McIntyre Global Equity Fund	68.39%	-6.16%	-0.98%
MSCI World Index	44.55%	-0.62%	4.22%
Lipper Global Fund Index	46.75%	-0.43%	4.76%

Commencement of operations on May 30, 1997.

Performance data quoted represents past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 800-560-0086.

The returns shown do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares. Investment performance reflects voluntary fee waivers in effect. In the absence of such waivers, total return would be reduced. The Fund imposes a 1.00% redemption fee on shares held for less than 60 days.

The MSCI World Index measures performance for a diverse range of developed country global stock markets, including the U.S., Canada, Europe, Australia, New Zealand and the Far East. The Index reflects the reinvestment of distributions, if any, but does not reflect fees, brokerage commissions, or other cost investing.

The Lipper Global Fund Index measures the performance of the 30 largest mutual funds in the global fund investment objective, as determined by Lipper.

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PORTFOLIO OF INVESTMENTS BY INDUSTRY at March 31, 2004

Common Stocks: 97.88%	Shares	Market Value

Applications Software: 3.56%
Microsoft Corp. (United States)	20,000	$499,400

Commercial Banks: 2.13%
Union Planters Corp. (United States)	10,000	298,500

Consumer Services: 9.96%
Cendant Corp. (United States).	57,208	1,395,303

Electronic Components - Semiconductors: 8.76%
LSI Logic Corp. (United States) *	43,327	404,674
Texas Instruments, Inc. (United States)	20,000	584,400
Transmeta Corp. (United States) *	60,000	237,600

		1,226,674

Electronic Measurement Instruments: 4.51%
Agilent Technologies, Inc. (United States) *	20,000	632,600

Financial Services: 17.02%
Citigroup, Inc. (United States)	18,389	950,711
J.P. Morgan Chase & Co. (United States)	20,000	839,000
Merrill Lynch & Co., Inc. (United States)	10,000	595,600

		2,385,311

Hotels & Gaming: 2.79%
Caesars Entertainment, Inc. (United States) *	30,000	391,200

Media and Entertainment: 13.39%
Time Warner, Inc. (United States) *	64,728	1,091,314
Viacom, Inc. - Class B (United States)	20,000	784,200

		1,875,514

Medical - Drugs: 5.35%
GlaxoSmithKline Plc (United Kingdom) #	10,000	399,500
Pfizer, Inc. (United States)	10,000	350,500

		750,000

Mortgage Banking: 4.11%
Countrywide Financial Corp. (United States)	6,000	575,400

Retail: 5.54%
Best Buy Company, Inc. (United States)	15,000	775,800

See accompanying Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS BY INDUSTRY at March 31, 2004 (Continued)

	Shares	Market Value

Telecommunication Equipment: 9.54%
Motorola, Inc. (United States)	20,000	$352,000
Nokia Oyj (Finland) #	10,000	202,800
Nortel Networks Corp. (Canada) *	50,000	297,000
Scientific-Atlanta, Inc. (United States)	15,000	485,100

		1,336,900

Telecommunications Services: 8.80%
Qwest Communications International, Inc. (United States) *	175,000	754,250
Vodafone Group Plc (United Kingdom) #	20,000	478,000

		1,232,250

Wireless Equipment: 2.42%
RF Micro Devices, Inc. (United States) *	40,000	338,400

Total Common Stocks
(Cost $11,025,299)		13,713,252

Short-Term Investments: 2.29%	Shares	Value

Federated Cash Trust Series II
(Cost $321,032)	321,032	321,032

Total Investments in Securities
(Cost $11,346,331): 100.17%		14,034,284
Liabilities in Excess of Cash and Other Assets: (0.17%)		(24,328)

Net Assets: 100.0%		$14,009,956

● Non-income producing security.
#ADR - American Depositary Receipt

See accompanying Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS BY COUNTRY at March 31, 2004

Country	Percent of Net Assets

Canada	2.12%
Finland	1.45%
United Kingdom	6.26%
United States	90.34%

Total Investments in Securities	100.17%
Liabilities in Excess of Cash and Other Assets	(0.17%)

Net Assets
100.00%

See accompanying Notes to Financial Statements.

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STATEMENT OF ASSETS AND LIABILITIES at March 31, 2004

ASSETS
Investments in securities, at value (cost $11,346,331)	$14,034,284
Receivable for:
Dividends	9,966
Prepaid expenses	26,343
Other assets	18,575

Total assets	14,089,168

LIABILITIES
Payables for:
Fund shares redeemed	40,255
Due to Advisor	1,802
Due to Administrator	2,548
Due to Custodian	1,350
Due to Fund Accounting	4,305
Due to Transfer Agent	12,471
Accrued expenses	16,481

Total liabilities	79,212

NET ASSETS	$14,009,956

Net asset value per share ($14,009,956/1,864,925 shares outstanding;
50,000,000 shares authorized, $0.01 par value)	$7.51

COMPONENTS OF NET ASSETS
Paid-in capital	$15,028,043
Accumulated net realized loss on investments and foreign currency	(3,706,040)
Net unrealized appreciation on investments	2,687,953

Net assets	$14,009,956

See accompanying Notes to Financial Statements.

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STATEMENT OF OPERATIONS

For the Year Ended March 31, 2004

INVESTMENT INCOME
Income
Dividends (Net of withholding tax of $409)	$121,492
Interest	1,924

Total Income	123,416

Expenses
Advisory fees (Note 3)	97,555
Transfer agent fees	67,063
Shareholder service fee	32,518
Administration fees (Note 3)	30,082
Fund accounting fees	24,567
Professional fees	23,935
Registration expense	13,196
Insurance expense	8,876
Reports to shareholders	7,605
Trustee fees	6,770
Custody fees	5,016
Miscellaneous	2,007

Total expenses	319,190
Less: expenses waived by Advisor	(91,561)

Net expenses before extraordinary expense	227,629
Extraordinary expense	18,893

Net expenses	246,522

Net investment loss	(123,106)

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on investments	1,236,636
Net change in unrealized appreciation on investments	5,256,778

Net realized and unrealized appreciation on investments	6,493,414

Net Increase in Net Assets Resulting from Operations	$6,370,308

See accompanying Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	For theYear Ended March 31, 2004	For the Year Ended March 31, 2003

INCREASE/(DECREASE) IN NET ASSETS FROM: OPERATIONS
Net investment loss	$(123,106)	$(79,055)
Net realized gain on investments
and foreign currency	1,236,636	552,077
Net unrealized appreciation/(depreciation)
on investments and foreign currency	5,256,778	(6,268,922)

Net increase/(decrease) in net assets
resulting from operations	6,370,308	(5,795,900)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Net investment income	—	—
From realized gain on investments	—	—

	—	—

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Net decrease in net assets derived from
net change in outstanding shares (a)	(2,082,218)	(3,246,812)

Total increase/(decrease) in net assets	4,288,090	(9,042,712)
NET ASSETS
Beginning of year	9,721,866	18,764,578

End of year	$14,009,956	$9,721,866

Includes undistributed net investment loss of	$—	$—

(a) A summary of share transactions is as follows:

	Year Ended March 31, 2004		Year Ended March 31, 2003

	Shares	Value	Shares	Value

Shares sold	207,051	$1,280,108	350,011	$1,612,385
Shares reinvested from distributions	—	—	—	—
Redemption fees retained	—	2,069	—	—
Shares redeemed	(521,895)	(3,364,395)	(1,027,510)	(4,859,197)

Net decrease	(314,844)	$(2,082,218)	(677,499)	$(3,246,812)

See accompanying Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS
for a capital share outstanding throughout the period

	For the Year Ended March 31,

	2004		2003		2002	2001	2000

Net asset value, beginning of year	$4.46		$6.57		$12.69	$23.56	$14.97
INCOME FROM
INVESTMENT OPERATIONS
Net investment loss	(0.07)		(0.04)		(0.15)	(0.24)	(0.24)
Net realized and unrealized
gain/(loss) on investments	3.12		(2.07)		(3.72)	(8.90)	8.92

Total from investment operations	3.05		(2.11)		(3.87)	(9.14)	8.68

LESS DISTRIBUTIONS
Distributions from net realized gain	—		—		(2.25)	(1.73)	(0.09)

Total distributions	—		—		(2.25)	(1.73)	(0.09)

Paid-in capital from redemption fees	0.00	(1)	—		—	—	—

Net asset value, end of year	$7.51		$4.46		$6.57	$12.69	$23.56

Total return(2)	68.39%		(32.12%)		(33.07%)	(39.86%)	58.18%
Net assets, end of year (millions)	$14.0		$9.7		$18.8	$43.5	$81.2
RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets
including interest expense:
Before fees waived and
expenses recouped by Advisor	2.60%		3.39%		2.40%	1.77%	2.26%
After fees waived and
expenses recouped by Advisor	1.90	%(5)	1.77	%(3)	1.78%	1.78%	1.79%
Ratio of net investment income/(loss)
to average net assets:
Before fees waived and
expenses recouped by Advisor	(1.65%)		(2.29%)		(1.98%)	(1.23%)	(1.62%)
After fees waived and
expenses recouped by Advisor	(0.95	%)(6)	(0.67	%)(4)	(1.36%)	(1.24%)	(1.15%)
Portfolio turnover rate	187.98%		36.98%		57.90%	68.76%	9.63%

(1) Amount is less than $0.01.
(2) Based on net asset value per share and including the reinvestment of dividends and distributions.
(3) The annualized expense ratio excluded interest expense. The ratio excluding interest expense would have been 1.75% for the year ended March 31, 2003.
(4) The net investment income ratio included interest expense. The ratio excluding interest expense would have been (0.66%) for the year ended March 31, 2003.
(5) The annualized expense ratio includes extraordinary expenses, which relate to the October 1, 2003 name change. For the year ended March 31, 2004, the ratio would have been 1.75% excluding this expense.
(6) The net investment income after reimbursement ratio included extraordinary expenses relating to the October 1, 2003 name change. For the year ended March 31, 2004, the ratio would have been (0.80%) excluding this expense.

See accompanying Notes to Financial Statements.

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NOTES TO FINANCIAL STATEMENTS at March 31, 2004

Note 1 - Organization

The McIntyre Global Equity Fund (the “Fund”), formerly known as The Dessauer Global Equity Fund, is a Delaware business trust that was organized on June 27, 1996 and registered under the Investment Company Act of 1940 (the “1940 Act”) as a non-diversified, closed-end management investment company. The Fund commenced operations on May 30, 1997 and has, as its objective, long-term capital appreciation. On April 22, 1999 the Fund ceased to operate as a closed-end fund and commenced operations as an open-end fund.

Note 2 - Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America.

A. Security Valuation. Securities traded on a national exchange or Nasdaq are valued at the last reported sale price at the close of regular trading on the last business day of the period. Securities primarily traded in the NASDAQ National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees. Short-term investments are stated at cost, which when combined with accrued interest, approximates market value.

U.S. Government securities with less than 60 days remaining to maturity when acquired by the Fund are valued on an amortized cost basis. U.S. Government securities with more than 60 days remaining to maturity are valued at their current market value (using the mean between the bid and asked price) until the 60th day prior to maturity, and are then valued at amortized cost based upon the value on such date unless the Board of Trustees determines during such 60-day period that amortized cost does not represent fair value.

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Foreign securities are recorded in the financial statements after translation to U.S. dollars based on the applicable exchange rate at the end of the period. The Fund does not isolate that portion of the results of operations arising as a result of changes in the currency exchange rate from the fluctuations arising as a result of changes in the market prices of investments during the period.

Interest income is translated at the exchange rates, which existed at the dates the income was accrued. Exchange gains and losses related to interest income are included in interest income on the accompanying Statement of Operations.

B. Security Transactions, Dividends and Distributions. Securities transactions are accounted for on the trade date. Realized gains and losses from security transactions are calculated using the specific identification method. Dividend income and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations which differ from accounting principles generally accepted in the United States of America. To the extent these book/tax differences are permanent such amounts are reclassified within the capital accounts based on their federal tax treatment.

C. Federal Income Taxes. It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

D. Use of Estimates. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

E. Share Valuation. The net asset value (“NAV”) per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated

13

accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the NYSE is closed for trading. The offering and redemption price per share for the Fund is equal to the Fund’s net asset value per share. The Fund charges a 1.00% redemption fee on shares held less than sixty days. These fees are deducted from the redemption proceeds otherwise payable to the shareholder. The Fund will retain the fee charged as paid-in capital and such fees become part of the Fund’s daily NAV calculation.

F. Reclassification of Capital Accounts. The Fund accounts and reports for distributions to shareholders in accordance with the American Institute of Certified Public Accountant’s Statement of Position 93-2: Determination, Disclosure, and Financial Statement Presentation of Income, Capital and Return of Capital Distributions by Investment Companies. For the year ended March 31, 2004, the Fund increased accumulated net investment loss by $123,106, and decreased paid in capital by $123,106 due to certain permanent book and tax differences. Net assets were not affected by the change.

Note 3 - Investment Advisory Fee and Other Transactions with Affiliates

The Fund entered into an Investment Advisory Agreement with McIntyre, Freedman & Flynn Investment Advisers, Inc. pursuant to which the Investment Adviser is responsible for providing investment advisory services to the Fund (the “Advisory Agreement”). Effective June 27, 1998 the Fund pays McIntyre, Freedman & Flynn Investment Advisers, Inc. a monthly fee at an annual rate of 0.75% of its average daily net assets. For the year ended March 31, 2004, the Fund incurred $97,555 in advisory fees.

The Fund is responsible for its own operating expenses. The advisor has contractually agreed to limit the Fund’s total operating expenses by reducing all or a portion of its fees and reimbursing the Fund’s total operating expenses, excluding extraordinary expenses, for a one-year period, so that its ratio of expenses to average net assets will not exceed 1.75%. Any such reductions made by the Advisor in its fees or payment of expenses which are the Fund’s obligation are subject to reimbursement by the Fund to the Advisor, if so requested by the Advisor, any time before the end of the third fiscal year following the year in which the fees waived and expense absorbed relate, provided the aggregate amount of the Fund’s current operation for such fiscal year does not exceed the applicable limitation of Fund’s expenses.

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For the year ended March 31, 2004, the Advisor absorbed expenses of $91,561. The Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement of fees and/or expenses. Cumulative expenses subject to recapture amount to $478,313 at March 31, 2004. Any such reimbursement is also contingent upon Board of Trustees review and approval prior to the time the reimbursement is initiated.

Cumulative expenses subject to recapture expire as follows:

Year	Amount

2005	$196,901
2006	$189,851
2007	$ 91,561

The Fund has entered into a Shareholder Servicing Agreement with McIntyre, Freedman & Flynn Investment Advisers, Inc. (the “Advisor”), under which the Fund pays servicing fees at an annual rate of 0.25% of the average daily net assets of the Fund. Payments to the Advisor under the Shareholder Servicing Agreement may reimburse the Advisor for payments it makes to selected brokers, dealers and administrators which have entered into Service Agreements with the Advisor for services provided to shareholders of the Fund. The services provided by such intermediaries are primarily designed to assist shareholders of the Fund and include the furnishing of office space and equipment, telephone facilities, personnel and assistance to the Fund in servicing such shareholders. Services provided by such intermediaries also include the provision of support services to the Fund and include establishing and maintaining shareholders’ accounts and record processing, purchase and redemption transactions, answering routine client inquiries regarding the Fund, and providing such other personal services to shareholders as the Fund may reasonably request. For the year ended March 31, 2004, the Fund incurred shareholder servicing fees of $32,518 under the agreement.

U.S. Bancorp Fund Services, LLC, (the “Administrator”) acts as administrator for the Fund. The Administrator prepares various federal and state regulatory filings, reports, and returns; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund’s custodian, transfer agent and accountant; coordinates the preparation and payment of Fund expenses and reviews the Fund’s expense accruals. For its

15

services, the Administrator receives a monthly fee at the following annual rates:

Under $20 million	$30,000
$20 to $100 million	0.15% of average daily net assets
$100 to $200 million	0.10% of average daily net assets
Over $200 million	0.05% of average daily net assets

For the year ended March 31, 2004, the Fund incurred $30,082 in administration fees.

U.S. Bancorp Fund Services, LLC provides fund accounting and transfer agency services for the Fund. Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. The Distributor is an affiliate of the Administrator.

U.S. Bank, N.A., an affiliate of USBFS, serves as custodian to the Fund.

Certain officers and trustees of the Trust are also officers of the Administrator and the Distributor.

Note 4 - Concentration of Risk

The Fund invests a portion of its assets in foreign securities. Certain price and currency exchange fluctuations, as well as economic and political situations in the foreign jurisdictions, could have a significant impact on the Fund’s net assets.

Note 5 - Purchases and Sales of Securities

During the year ended March 31, 2004, the aggregate purchases and sales of securities (excluding short-term investments) were $22,950,673 and $24,504,076, respectively.

Note 6 - Income Taxes

Net investment income/(loss) and net realized gains/(losses) differ for financial statement and tax purposes due to differing treatments of wash sale losses deferred and losses realized subsequent to October 31 on the sale of securities.

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As of March 31, 2004, the components of accumulated earnings/(losses) on a tax basis were as follows:

Cost of investments (a)	$11,544,463

Gross tax unrealized appreciation	$2,706,450
Gross tax unrealized depreciation	(216,629)

Net tax unrealized appreciation	$2,489,821

Cumulative tax cost adjustments	$198,132
Undistributed ordinary income	—
Undistributed long-term capital gain	—

Total distributable earnings	$—

(a) Represents cost for federal income tax purposes and differs from the cost for financial purposes due to wash sales.

At March 31, 2004, the Fund had a capital loss carryover of $3,507,908, which expires in 2010, available to offset future gains if any. Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year. As of March 31, 2004, the Fund had no post-October losses.

The tax composition of dividends during the year ended March 31, 2004, and the year ended March 31, 2003, was as follows:

	3/31/04	3/31/03
Ordinary income	—	—
Long term capital gains	—	—

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REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

To the Board of Trustees and Shareholders of
Advisors Series Trust
Milwaukee, Wisconsin

We have audited the accompanying statement of assets and liabilities of McIntyre Global Equity Fund (formerly The Dessauer Global Equity Fund), a series of Advisors Series Trust, including the portfolio of investments, as of March 31, 2004, and the related statement of operations for the year then ended, and the statement of changes in net assets and the financial highlights for the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the three years in the period ended March 31, 2002 were audited by other auditors, whose report dated May 13, 2002 expressed an unqualified opinion on such financial highlights.

We conducted our audits in accordance with the auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2004 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of McIntyre Global Equity Fund as of March 31, 2004, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER
Philadelphia, Pennsylvania
April 23, 2004

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NOTICE TO SHAREHOLDERS  March 31, 2004 (Unaudited)

How To Obtain A Copy Of The Funds’ Proxy Voting Policies

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling 1-866-811-0228, on the fund’s website at mcintyreinvestments.net, or on the U.S. Securities and Exchange Commission’s website at sec.gov.

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INFORMATION ABOUT TRUSTEES AND OFFICERS (UNAUDITED)

This chart provides information about the Trustees and Officers who oversee your Fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.

INDEPENDENT TRUSTEES

Name, Age Address Position held with Fund Principal Occupation(s) and other Directorships during past five years	Trustee of Fund Since	Number of Funds in Complex Overseen By Trustee
Walter E. Auch, Born 1921	1997	1
2020 E. Financial Way
Glendora, CA 91741
Trustee
Management Consultant.
Other Directorships: Nicholas-Applegate Funds,
Citigroup, Pimco Advisors, LLP and Senele Group
James Clayburn LaForce, Born 1927	2002	1
2020 E. Financial Way
Glendora, CA 91741
Trustee
Dean Emeritus, John E. Anderson Graduate School of
Management, University of California, Los Angeles.
Other Directorships: The Payden & Rygel Investment Group,
The Metzler/Payden Investment Group, Black Rock Funds,
Jacobs Engineering, Arena Pharmaceuticals, Cancervax
Donald E. O’Connor, Born 1936	1997	1
2020 E. Financial Way
Glendora, CA 91741
Trustee
Financial Consultant, formerly Executive Vice President and
Chief Operating Officer of ICI Mutual Insurance Company
(until January, 1997).
Other Directorships: The Forward Funds
George J. Rebhan, Born 1934	2002	1
2020 E. Financial Way
Glendora, CA 91741
Trustee
Retired; formerly President, Hotchkis and Wiley Funds
(mutual funds) from 1985 to 1993.
Trustee: E*Trade Funds

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INFORMATION ABOUT TRUSTEES AND OFFICERS (UNAUDITED)
(CONTINUED)

Name, Age Address Position held with Fund Principal Occupation(s) and other Directorships during past five years	Trustee of Fund Since	Number of Funds in Complex Overseen By Trustee
George T. Wofford III, Born 1939	1997	1
2020 E. Financial Way
Glendora, CA 91741
Trustee
Senior Vice President, Information Services, Federal Home
Loan Bank of San Francisco.
Other Directorships: None

INTERESTED TRUSTEES AND OFFICERS

Eric M. Banhazl, Born 1957	1997	1
2020 E. Financial Way
Glendora, CA 91741
Interested Trustee, President
Senior Vice President, U.S. Bancorp Fund Services, LLC, the
Fund’s administrator (since July 2001); Treasurer, Guinness-Atkinson Funds;
formerly, Executive Vice President, Investment Company
Administration, LLC (“ICA”) (The Fund’s former administrator).
Rodney A. DeWalt, Born 1967	2003	1
615 E. Michigan Street
Milwaukee, WI 53202
Secretary
Legal and Compliance Administrator, U.S. Bancorp Fund Services,
LLC (since January 2003); Thrivent Financial for Lutherans from
2000 to 2003; Attorney Private Practice, 1997 to 2000.
Douglas G. Hess, Born 1967	2003	1
615 E. Michigan Street
Milwaukee, WI 53202
Treasurer
Vice President Compliance and Administration, U.S. Bancorp
Fund Services, LLC (since March 1997).

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This Page Intentionally Left Blank.)

This material is intended for shareholders of the McIntyre Global Equity Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus. The Fund invests in foreign securities which may involve greater volatility and political, economic and currency risks and differences in accounting methods. Fund holdings are subject to change and are not recommendations to buy or sell any security. Statements and other information herein are dated and are subject to change.

The Fund is distributed by Quasar Distributors LLC, Milwaukee, WI
For more information, please call 1-800-560-0086

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that it does not have an audit committee financial expert serving on its audit committee. At this time, the registrant believes that the experience provided by each member of the audit committee together offers the registrant adequate oversight for the registrant’s level of financial complexity.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “other services” provided by the principal accountant. The following table details the aggregate fees billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 3/31/2004	FYE 3/31/2003

Audit Fees	$13,000	$13,000
Audit-Related Fees	N/A	N/A
Tax Fees	$2,000	$2,500
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant. All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity,

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etc.—not sub-adviser) for the last two years. The audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 3/31/2004	FYE 3/31/2003

Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end investment companies.

Item 6. Schedule of Investments.

Not applicable for periods ending before July 9, 2004.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases.

Not applicable to open-end investment companies.

Item 9. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrants Board of Trustees.

Item 10. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no significant changes in the Registrant's internal controls or in other factors that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

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Item 11. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advisors Series Trust

By (Signature and Title) /s/ Eric M. Banhazl
                                                      Eric M. Banhazl, President

Date __5/25/04_____

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Eric M. Banhazl
                                                        Eric M. Banhazl, President

Date ___5/25/04____

By (Signature and Title)* /s/ Douglas G. Hess
                                                        Douglas G. Hess, Treasurer

Date __5/25/04_____

* Print the name and title of each signing officer under his or her signature.

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